SUPPLEMENT Dated December 21, 2007 To The Prospectus Dated April 30, 2007 For ING GoldenSelect Premium Plus Issued By ING USA Annuity and Life Insurance Company Through Its Separate Account B

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-238-6273.

Under “The Annuity Contract – Purchase and Availability of the Contract,” please replace the second sentence of the first paragraph with:

Effective January 28, 2008, the initial premium must be $25,000 or more (previously, $10,000 ($5,000 for qualified Contracts)).

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